SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Segmented Information
Revenues	10,026	7,730	20,547	15,627
Commodity and gas distribution costs	(7,723)	(6,068)	(16,302)	(12,346)
Operating and administrative	(814)	(796)	(1,559)	(1,460)
Depreciation and amortization	(393)	(334)	(759)	(656)
Environmental costs, net of recoveries	(36)	(56)	(41)	(239)
Total operating income	1,060	476	1,886	926
Income/(loss) from equity investments	65	64	179	165
Other income/(expense)	215	(169)	77	(217)
Interest income/(expense)	(231)	(204)	(469)	(459)
Income taxes recovery/(expense)	(276)	(41)	(393)	(103)
Earnings from continuing operations	833	126	1,280	312
Discontinued operations
Earnings from discontinued operations before income taxes			73
Income taxes from discontinued operations			(27)
Earnings from discontinued operations			46
Earnings	833	126	1,326	312
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(18)	(41)	(66)	62
Preference share dividends	(59)	(43)	(114)	(82)
Earnings attributable to Enbridge Inc. common shareholders	756	42	1,146	292
Additions to property, plant and equipment	2,635	1,599	5,044	3,056
Commodity sales	7,484	6,155	15,490	11,959
Commodity costs	7,386	5,856	15,119	11,468
Total Assets	63,007		63,007		57,568
Liquids Pipelines
Segmented Information
Revenues	991	323	1,438	867
Operating and administrative	(279)	(252)	(535)	(490)
Depreciation and amortization	(121)	(103)	(238)	(203)
Environmental costs, net of recoveries	7	(51)	7	(51)
Total operating income	598	(83)	672	123
Income/(loss) from equity investments	39	36	75	61
Other income/(expense)	2	10	3	20
Interest income/(expense)	(87)	(73)	(174)	(144)
Income taxes recovery/(expense)	(120)	44	(99)	22
Earnings from continuing operations			477
Discontinued operations
Earnings	432	(66)	477	82
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(1)	(1)	(2)	(2)
Earnings attributable to Enbridge Inc. common shareholders	431	(67)	475	80
Additions to property, plant and equipment	1,516	863	3,014	1,630
Total Assets	24,245		24,245		20,950
Gas Distribution
Segmented Information
Revenues	629	495	1,914	1,561
Commodity and gas distribution costs	(337)	(212)	(1,183)	(878)
Operating and administrative	(137)	(135)	(270)	(269)
Depreciation and amortization	(88)	(79)	(172)	(158)
Total operating income	67	69	289	256
Other income/(expense)	(1)	1	2	2
Interest income/(expense)	(40)	(38)	(80)	(78)
Income taxes recovery/(expense)	(7)	(5)	(56)	(46)
Earnings from continuing operations			155
Discontinued operations
Earnings	19	27	155	134
Earnings attributable to Enbridge Inc. common shareholders	19	27	155	134
Additions to property, plant and equipment	111	118	208	221
Total Assets	8,547		8,547		7,942
Gas Pipelines, Processing and Energy Services
Segmented Information
Revenues	6,286	5,135	12,708	9,658
Commodity and gas distribution costs	(6,050)	(4,749)	(12,169)	(9,197)
Operating and administrative	(50)	(120)	(84)	(161)
Depreciation and amortization	(23)	(16)	(35)	(31)
Total operating income	163	250	420	269
Income/(loss) from equity investments	29	31	78	64
Other income/(expense)	4	5	9	20
Interest income/(expense)	(25)	(20)	(43)	(38)
Income taxes recovery/(expense)	(64)	(106)	(166)	(126)
Earnings from continuing operations			298
Discontinued operations
Earnings from discontinued operations before income taxes			73
Income taxes from discontinued operations			(27)
Earnings from discontinued operations			46
Earnings	107	160	344	189
Earnings attributable to Enbridge Inc. common shareholders	107	160	344	189
Additions to property, plant and equipment	211	128	329	266
Total Assets	6,906		6,906		7,015
Gas Pipelines, Processing and Energy Services | Adjustment
Discontinued operations
Commodity sales		117		237
Commodity costs		117		237
Sponsored Investments
Segmented Information
Revenues	2,120	1,777	4,487	3,541
Commodity and gas distribution costs	(1,336)	(1,107)	(2,950)	(2,271)
Operating and administrative	(341)	(282)	(664)	(542)
Depreciation and amortization	(156)	(131)	(305)	(255)
Environmental costs, net of recoveries	(43)	(5)	(48)	(188)
Total operating income	244	252	520	285
Income/(loss) from equity investments	17	14	35	27
Other income/(expense)	(1)	7	(2)	4
Interest income/(expense)	(110)	(98)	(221)	(191)
Income taxes recovery/(expense)	(46)	(63)	(97)	(75)
Earnings from continuing operations			235
Discontinued operations
Earnings	104	112	235	50
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(17)	(40)	(64)	64
Earnings attributable to Enbridge Inc. common shareholders	87	72	171	114
Additions to property, plant and equipment	787	485	1,469	930
Total Assets	19,798		19,798		18,527
Corporate
Segmented Information
Operating and administrative	(7)	(7)	(6)	2
Depreciation and amortization	(5)	(5)	(9)	(9)
Total operating income	(12)	(12)	(15)	(7)
Income/(loss) from equity investments	(20)	(17)	(9)	13
Other income/(expense)	211	(192)	65	(263)
Interest income/(expense)	31	25	49	(8)
Income taxes recovery/(expense)	(39)	89	25	122
Earnings from continuing operations			115
Discontinued operations
Earnings	171	(107)	115	(143)
Preference share dividends	(59)	(43)	(114)	(82)
Earnings attributable to Enbridge Inc. common shareholders	112	(150)	1	(225)
Additions to property, plant and equipment	10	5	24	9
Interest income - intersegment	161	101	316	193
Total Assets	3,511		3,511		3,134